Activity of Non-vested Shares by Incsight (Detail) - Ordinary granted to Incsight Limited (''Incsight'')	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of Options
Non-vested at January 1, 2016 | shares	1,000,000
Granted | shares	0
Forfeited | shares	0
Vested | shares	0
Non-vested at December 31, 2016 | shares	1,000,000
Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2016 | $ / shares	$ 6.48
Granted | $ / shares	0
Forfeited | $ / shares	0
Vested | $ / shares	0
Non-vested at December 31, 2016 | $ / shares	$ 6.48